Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Operating lease cost and supplemental cash flow information related to operating leases
Operating lease
cost
and supplemental cash flow information related to operating leases were as follows:

	For the six months ended June 30, 2019	For the six months ended June 30, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Operating lease cost (i)	1,256	1,393	197
Cash payments for operating leases	1,040	1,411	200
ROU assets obtained in exchange for operating lease liabilities	2,017	1,204	170

(i)	Excluding cost of short-term contracts.

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of June 30, 2020 were as follows:

	Operating leases
	RMB	US$
	(In millions)
	(unaudited)
Period ending June 30,
2021	2,447	346
2022	1,723	244
2023	1,290	183
2024	970	137
2025	452	64
Thereafter	653	92

Total future lease payments	7,535	1,066
Less: Imputed interest	752	106

Total lease liability balance	6,783	960